Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Materials Portfolio
March 31, 2023
VMATP-NPRT1-0523
1.856923.115
Common Stocks - 99.1%
	Shares	Value ($)
Chemicals - 62.0%
Commodity Chemicals - 16.9%
Cabot Corp.	32,800	2,513,792
Chemtrade Logistics Income Fund	193,000	1,121,014
Dow, Inc.	20,000	1,096,400
LyondellBasell Industries NV Class A	54,160	5,085,082
Olin Corp.	50,022	2,776,221
Orion Engineered Carbons SA	18,400	480,056
Tronox Holdings PLC	170,340	2,449,489
Westlake Corp.	13,300	1,542,534
		17,064,588
Diversified Chemicals - 3.3%
Huntsman Corp.	24,900	681,264
The Chemours Co. LLC	89,700	2,685,618
		3,366,882
Fertilizers & Agricultural Chemicals - 5.8%
CF Industries Holdings, Inc.	1,500	108,735
Corteva, Inc.	95,500	5,759,605
		5,868,340
Industrial Gases - 24.9%
Air Products & Chemicals, Inc.	23,288	6,688,546
Linde PLC	51,800	18,411,793
		25,100,339
Specialty Chemicals - 11.1%
Ashland, Inc.	17,000	1,746,070
Celanese Corp. Class A	34,500	3,756,705
DuPont de Nemours, Inc.	55,014	3,948,355
Eastman Chemical Co.	6,600	556,644
Element Solutions, Inc.	37,100	716,401
RPM International, Inc.	5,300	462,372
		11,186,547
TOTAL CHEMICALS		62,586,696
Construction Materials - 4.2%
Construction Materials - 4.2%
Martin Marietta Materials, Inc.	5,926	2,104,086
Vulcan Materials Co.	12,550	2,153,078
		4,257,164
Containers & Packaging - 8.3%
Metal & Glass Containers - 6.5%
Aptargroup, Inc.	25,100	2,966,569
Crown Holdings, Inc.	17,819	1,473,809
Greif, Inc. Class A	34,000	2,154,580
		6,594,958
Paper Packaging - 1.8%
Avery Dennison Corp.	9,800	1,753,514
TOTAL CONTAINERS & PACKAGING		8,348,472
Metals & Mining - 24.6%
Aluminum - 1.6%
Alcoa Corp.	38,500	1,638,560
Copper - 13.3%
First Quantum Minerals Ltd.	227,320	5,225,921
Freeport-McMoRan, Inc.	200,040	8,183,636
		13,409,557
Diversified Metals & Mining - 2.0%
Glencore PLC	258,600	1,488,041
Horizonte Minerals PLC (a)	219,289	367,900
Major Drilling Group International, Inc. (a)	22,800	179,330
		2,035,271
Gold - 2.5%
Newmont Corp.	34,700	1,700,994
Wheaton Precious Metals Corp.	17,000	818,742
		2,519,736
Steel - 5.2%
Commercial Metals Co.	31,551	1,542,844
Reliance Steel & Aluminum Co.	9,800	2,516,052
Steel Dynamics, Inc.	10,200	1,153,212
		5,212,108
TOTAL METALS & MINING		24,815,232
TOTAL COMMON STOCKS (Cost $81,543,867)		100,007,564

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b) (Cost $910,757)	910,575	910,757

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $82,454,624)	100,918,321
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,979)
NET ASSETS - 100.0%	100,905,342

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,662,208	11,912,856	12,664,307	11,232	-	-	910,757	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	5,017,050	5,017,050	29	-	-	-	0.0%
Total	1,662,208	16,929,906	17,681,357	11,261	-	-	910,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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